Business	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Business

1.Business

On April 15, 2025 (the “Closing Date”), Cara Therapeutics, Inc., a Delaware corporation and our predecessor company (“Cara”), consummated the previously announced merger pursuant to the terms of the Agreement and Plan of Merger and Reorganization, dated as of December 17, 2024 (the “Merger Agreement”), by and among Cara, CT Convergence Merger Sub, Inc., a wholly owned subsidiary of Cara (“Merger Sub”), and Tvardi Therapeutics, Inc. (“Legacy Tvardi”). Pursuant to the Merger Agreement, on the Closing Date, (i) Cara effected a reverse stock split of Cara’s issued common stock at a ratio of 1:3 (the “2025 Reverse Stock Split”), (ii) Cara changed its name to “Tvardi Therapeutics, Inc.” (the “Name Change”), and (iii) Merger Sub merged with and into Legacy Tvardi, with Legacy Tvardi surviving the merger as a wholly owned subsidiary of Cara (the “Merger”) (together, the “Combined Company”).

In connection with the Merger, Cara and Legacy Tvardi entered into a registration rights agreement (the “Registration Rights Agreement”) with Legacy Tvardi’s greater than 5% stockholders, directors and/or entities affiliated with Legacy Tvardi, including Shaheen Wirk and his affiliated entities, David J. Tweardy and his affiliated entities and entities affiliated with Wallace Hall, pursuant to which the Combined Company agreed to use commercially reasonable efforts to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) within 45 calendar days following the Closing Date for purposes of registering for resale shares of the Combined Company’s common stock issued to such parties upon the closing of the Merger. The Combined Company has also agreed, among other things, that it will indemnify such parties from certain liabilities and pay all fees and expenses (excluding any legal fees of the selling holder(s), and any underwriting discounts and selling commissions) incident to the Company’s obligations under the Registration Rights Agreement.

As of the open of trading on April 16, 2025, the common stock of the Combined Company began trading on the Nasdaq Capital Market (“Nasdaq”) under the symbol “TVRD.”

The Combined Company is a clinical-stage biopharmaceutical company focused on the development of novel, oral, small molecule therapies targeting STAT3 to treat fibrosis-driven diseases with significant unmet need. Based upon Legacy Tvardi’s founder’s seminal work and deep understanding of the transcription factor, STAT3, the Combined Company has designed an innovative approach to directly inhibit STAT3, a highly validated, yet historically undruggable target. Leveraging this expertise, the Combined Company is developing a pipeline of STAT3 inhibitors with a differentiated mechanism of action and convenient oral dosing. Tvardi’s lead product candidate, TTI-101, is currently in Phase 2 clinical development for the treatment of fibrosis-driven diseases, with an initial focus on idiopathic pulmonary fibrosis (“IPF”), and hepatocellular carcinoma (“HCC”). Tvardi’s second product candidate, TTI-109, is also an oral, small molecule STAT3 inhibitor that is structurally related to, yet chemically distinct from, TTI-101 and is designed to enhance Tvardi’s ability to target STAT3. Tvardi expects to submit an Investigational New Drug application for TTI-109 in the first half of 2025.

The unaudited interim financial statements included in this Quarterly Report on Form 10-Q are representative of Cara’s operations prior to the closing of the Merger, the adoption of the Company’s business plan and the commencement of conducting Company’s business. Unless the context otherwise requires, references to the “Company” or “Tvardi” refer to Tvardi Therapeutics, Inc. after completion of the Merger. In addition, references to “Cara” refer to the Company prior to the completion of the Merger.

Nasdaq Continued Listing Rules

On February 1, 2024, Cara received a letter from The Nasdaq Stock Market (“Nasdaq”) notifying it that, for the previous 30 consecutive business day periods prior to the date of the letter, the closing bid price for Cara’s common stock was below $1.00. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), Cara was provided an initial period of 180 calendar days, or until July 30, 2024, to regain compliance with Nasdaq’s bid price requirement. On July 31, 2024, Cara received a notice (the “Extension Notice”) from the Listing Qualifications Department of Nasdaq informing it that Nasdaq granted the Company an additional 180 calendar days, or until January 27, 2025, to regain compliance with the minimum closing bid price requirement for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2), or the Rule. In connection with the Extension Notice, the listing of Cara’s common stock was transferred from the Nasdaq Global Market to the Nasdaq Capital Market, effective as of August 1, 2024. The Extension Notice had no other immediate effect on the listing of Cara’s common stock.

As part of Cara’s plans to regain compliance with the bid price requirement following the initial notification letter, a series of alternate amendments to effect (i) a reverse stock split and (ii) a reduction in the total number of authorized shares of the Cara’s common stock was approved by Cara’s stockholders at the Company’s 2024 Annual Meeting of Stockholders held on June 4, 2024.

On December 19, 2024, Cara’s Board of Directors approved a 1-for-12 reverse stock split of its issued and outstanding common stock (the “2024 Reverse Stock Split”), and corresponding reduction in the total number of authorized shares of common stock. On December 30, 2024, Cara filed a Certificate of Amendment to its Certificate of Incorporation with the Secretary of State of the State of Delaware to effect the 2024 Reverse Stock Split, and Cara’s common stock began trading on the Nasdaq Capital Market on a post-split basis as of December 31, 2024.

On January 16, 2025, Cara received a letter from Nasdaq notifying it that Cara had regained compliance with the bid price requirement. The closing bid price of Cara’s common stock was at or above $1.00 per share for ten consecutive business days, and Nasdaq considers the matter closed.

As a result of the 2024 Reverse Stock Split, every 12 shares of Cara’s pre-reverse split common stock were combined and reclassified as one share of common stock. The proportionate voting rights and other rights of common stockholders were not affected by the 2024 Reverse Stock Split, other than as the result of payment for fractional shares. No fractional shares were issued in connection with the 2024 Reverse Stock Split. Stockholders who would have held a fractional share of common stock received a cash payment in lieu thereof. The par value and other terms of Cara’s common stock were not affected by the 2024 Reverse Stock Split.

All share and per share information have been retroactively adjusted to give effect to the 2024 Reverse Stock Split for all periods presented, unless otherwise indicated. Proportionate adjustments were made to the per share exercise price and/or the number of shares issuable upon the exercise or vesting of all stock options and restricted stock units outstanding for all periods presented, which resulted in a proportional decrease in the number of shares of Cara’s common stock reserved for issuance upon exercise or vesting of such stock options and restricted stock units, and in the case of stock options, a proportional increase in the exercise price of all such stock options (see Note 18, Subsequent Events).

Nasdaq Listing Rule 5550(b)(1) requires companies listed on the Nasdaq Capital Market to maintain stockholders’ equity of at least $2,500 (the “Stockholders’ Equity Requirement”), or the alternative requirements of having a market value of listed securities of $35,000 or net income from continuing operations of $500 in the most recently completed fiscal year or two of the last three most recently completed fiscal years (the “Alternative Standards”). As of March 31, 2025, Cara had negative stockholders’ equity of $8,073 and therefore Cara was not in compliance with the Stockholders’ Equity Requirement and, as of March 31, 2025, did not meet the Alternative Standards.

As requested by Nasdaq, Cara subsequently submitted a plan to regain compliance to Nasdaq (the “Compliance Plan”). On January 14, 2025, based on the Compliance Plan, which contemplated the closing of the proposed Merger between Cara and Legacy Tvardi, Nasdaq granted Cara an extension until May 19, 2025 to regain compliance with the Stockholders’ Equity Requirement.

The Merger constituted a “change of control” for purposes of Nasdaq’s listing rules and required that the combined company comply with all applicable criteria for initial listing on the Nasdaq Capital Market, including a higher bid price requirement and higher Stockholders’ Equity Requirement. The parties satisfied each of the applicable listing criteria upon completion of the proposed Merger such that the combined company remains listed on the Nasdaq Capital Market (see Note 18, Subsequent Events).

1.Business

Cara Therapeutics, Inc., or the Company, is a biopharmaceutical corporation formed on July 2, 2004. The Company has been focused on leading a new treatment paradigm to improve the lives of patients suffering from chronic pruritus. The Company’s primary activities to date have been organizing and staffing the Company, developing its lead product and product candidates, including conducting preclinical studies and clinical trials of difelikefalin-based product candidates, and raising capital.

On June 14, 2024, the Board of Directors of the Company approved a streamlined operating plan exploring strategic alternatives focused on maximizing shareholder value after the Company announced its decision to discontinue the clinical program in notalgia paresthetica, or NP, on June 12, 2024. The Company’s decision to discontinue the clinical program in NP followed the outcome from the dose-finding Part A of the KOURAGE-1 study evaluating the efficacy and safety of oral difelikefalin for moderate-to-severe pruritus in adult patients with NP in which oral difelikefalin did not demonstrate a meaningful clinical benefit at any dose compared to placebo. The Company’s decision was not related to any safety or medical issues, or negative regulatory feedback related to the Company’s NP program. In connection with the streamlined operating plan, the Board of Directors also approved a second reduction in the Company’s workforce by approximately 70%, which the Company substantially completed in June 2024 (see Note 19, Commitments and Contingencies – Restructuring Actions).

After a comprehensive review by the Company’s Board of Directors of strategic alternatives, including identifying and reviewing potential candidates for a strategic transaction, on December 17, 2024, the Company entered into an Agreement and Plan of Merger and Reorganization, or the Merger Agreement, with Tvardi Therapeutics, Inc., or Tvardi, pursuant to which a wholly-owned subsidiary of the Company will merge with and into Tvardi, with Tvardi surviving as a wholly-owned subsidiary of the Company, or the Merger. The Merger was unanimously approved by the Company’s Board of Directors, and the Company’s Board of Directors resolved to recommend approval of the Merger Agreement to the Company’s stockholders. The closing of the Merger is subject to approval by the Company’s and Tvardi’s stockholders, as well as other customary closing conditions. Substantially concurrent with the completion of the Merger, the Company will be renamed “Tvardi Therapeutics, Inc.” and expects to trade on The Nasdaq Capital Market under the symbol “TVRD” (see Note 22, Merger Agreement and Asset Sale).

Also on December 17, 2024, in connection with the Merger Agreement, the Company and its wholly-owned subsidiary, Cara Royalty Sub, LLC, or Cara Royalty Sub, entered into an Asset Purchase Agreement, or APA, with Vifor Fresenius Medical Care Renal Pharma Ltd., pursuant to which, at the consummation of the Merger Agreement, the Company and Cara Royalty Sub will sell to CSL Vifor certain assets and rights for the development, manufacture and commercialization of difelikefalin as well as certain associated liabilities, or the Asset Disposition, for a purchase price of $900 (subject to certain adjustments with respect to inventory). Pursuant to the APA, in connection with the consummation of the Asset Disposition, CSL Vifor and HCR (as defined below) have entered into a letter agreement with the Company to amend and replace the HCR Agreement (as defined below) (see Note 22, Merger Agreement and Asset Sale).

In August 2021, the Company received U.S. Food and Drug Administration, or FDA, approval for KORSUVA® (difelikefalin) injection, or KORSUVA injection, for the treatment of moderate-to-severe pruritus associated with chronic kidney disease in adults undergoing hemodialysis. Commercial launch of KORSUVA injection began in the United States in April 2022 and the Company began recording the associated profit-sharing revenues in the second quarter of 2022.

In April 2022, the European Commission granted marketing authorization to difelikefalin injection under the brand name Kapruvia® (difelikefalin), or Kapruvia, for the treatment of moderate-to-severe pruritus associated with chronic kidney disease in adult hemodialysis patients. The marketing authorization approved Kapruvia for use in all member states of the European Union, or EU, as well as Iceland, Liechtenstein, and Norway. Kapruvia was also approved in the United Kingdom in April 2022. Commercial launches in Austria, Germany, Sweden, France, the Netherlands, Finland, and Norway have commenced. In August 2022, as part of the Access Consortium, difelikefalin injection was approved in Switzerland under the brand name Kapruvia, as well as Singapore and Canada under the brand name KORSUVA. Commercial launch in Switzerland has also commenced. In November 2022, difelikefalin injection was approved in the last Access Consortium country, Australia, under the brand name KORSUVA. Difelikefalin injection was also approved in the United Arab Emirates, Kuwait, Israel, Japan, and Saudi Arabia under the brand name KORSUVA in January

2023, May 2023, June 2023, September 2023, and January 2024, respectively. In the fourth quarter of 2023, the Company entered into a Purchase and Sale Agreement, or the HCR Agreement, with HCRX Investments Holdco, L.P. and Healthcare Royalty Partners IV, L.P., or collectively HCR, pursuant to which HCR will receive current and future royalty and milestone payments for Kapruvia and KORSUVA (ex-U.S. only) up to certain capped amounts in exchange for certain payments made to the Company (see Note 10, Royalty Purchase and Sale Agreement).

In 2018, the Company entered into a licensing and collaboration agreement with a joint venture between Vifor Pharma Group and Fresenius Medical Care Renal Pharmaceutical Ltd., or Vifor Fresenius Medical Care Renal Pharma Ltd., that provides full commercialization rights of Kapruvia, and where applicable KORSUVA, to Vifor Fresenius Medical Care Renal Pharma Ltd. worldwide (excluding the United States, Japan, and South Korea). In 2020, the Company entered into a second licensing and collaboration agreement, along with stock purchase agreements, with Vifor (International) Ltd., or Vifor International, that provides full commercialization rights of KORSUVA injection to Vifor International in dialysis clinics in the United States under a profit-sharing arrangement (see Note 13, Collaboration and Licensing Agreements).

In May 2022, Vifor International assigned its rights and obligations under the license agreement and a supply agreement, as permitted under the agreements, to Vifor Fresenius Medical Care Renal Pharma Ltd. The Company’s rights and obligations under these agreements were unaffected by this assignment, and the assignment did not affect the Company’s economic rights under the agreements with Vifor International.

In August 2022, Vifor Pharma Group (which includes Vifor International) was acquired by CSL Limited and subsequently renamed CSL Vifor as part of the acquisition. The acquisition of Vifor Pharma Group did not affect any of the Company’s rights and obligations pursuant to these agreements.

The Company also has a license agreement with Maruishi Pharmaceutical Co. Ltd., or Maruishi, under which the Company granted Maruishi an exclusive license to develop, manufacture, and commercialize drug products containing difelikefalin for acute pain and/or uremic pruritus in Japan. In September 2023, Maruishi received manufacturing and marketing approval from Japan’s Ministry of Health, Labour and Welfare for KORSUVA IV Injection Syringe for the treatment of pruritus in hemodialysis patients. In conjunction with the approval, the Company earned a $1,449 milestone payment per the terms of the licensing agreement (see Note 13, Collaboration and Licensing Agreements and Note 14, Revenue Recognition). In the fourth quarter of 2023, the Company entered into the HCR Agreement pursuant to which HCR will receive current and future royalty and milestone payments for KORSUVA (Japan) up to certain capped amounts in exchange for certain payments made to the Company (see Note 10, Royalty Purchase and Sale Agreement).

As of December 31, 2024, the Company has raised aggregate net proceeds of approximately $520,700 from several rounds of equity financing, including its initial public offering, or IPO, which closed in February 2014 and four follow-on public offerings of common stock, which closed in July 2019, July 2018, April 2017 and August 2015, respectively, the issuance of common stock pursuant to its open market sales agreement with Jefferies LLC as sales agent in 2023, and the issuance of convertible preferred stock and debt prior to the IPO. The Company has also earned approximately $289,900 under its license and supply agreements for difelikefalin, primarily with CSL Vifor, Maruishi, and Chong Kun Dang Pharmaceutical Corp., or CKDP, and an earlier product candidate for which development efforts ceased in 2007. Under the terms of the HCR Agreement, the Company received net proceeds of $36,474 for the sale of future ex-U.S. royalties and milestones under Vifor Agreement No. 2 (as defined below) and the Maruishi Agreement in November and December 2023. The Company has also received aggregate net proceeds of approximately $98,000 from the issuance and sale of the Company’s common stock to Vifor International in connection with the Company’s license agreement with CSL Vifor.

As of December 31, 2024, the Company had unrestricted cash and cash equivalents of $37,903 and an accumulated deficit of $755,612. The Company has incurred substantial net losses and negative cash flows from operating activities in nearly every fiscal period since inception and expects this trend to continue for the foreseeable future. The Company recognized net losses of $70,867, $118,513, and $85,474 for the years ended December 31, 2024, 2023 and 2022, respectively. The Company had net cash used in operating activities of $60,917, $92,078, and $78,730 for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company is subject to risks and uncertainties including, the possible delisting of its common stock from the Nasdaq Capital Market, ability to raise additional financing, and should it resume development of its product candidate or future product candidates, risks and uncertainties common to other life science companies including, but not limited to, uncertainty of product development and commercialization, lack of marketing and sales history, development by its competitors of new technological innovations, dependence on key personnel, market acceptance of products, product liability, protection of proprietary technology and compliance with FDA and other government regulations. Should the Company resume development of its product candidate or any future product candidate, even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company would generate additional recurring product revenue or achieve profitability.

Nasdaq Continued Listing Rules

On February 1, 2024, the Company received a letter from The Nasdaq Stock Market, or Nasdaq, notifying it that, for the previous 30 consecutive business day periods prior to the date of the letter, the closing bid price for the Company’s common stock was below $1.00. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided an initial period of 180 calendar days, or until July 30, 2024, to regain compliance with Nasdaq’s bid price requirement. On July 31, 2024, the Company received a notice, or the Extension Notice, from the Listing Qualifications Department of Nasdaq informing it that Nasdaq granted the Company an additional 180 calendar days, or until January 27, 2025, to regain compliance with the minimum closing bid price requirement for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2), or the Rule. In connection with the Extension Notice, the listing of the Company’s common stock was transferred from the Nasdaq Global Market to the Nasdaq Capital Market, effective as of August 1, 2024. The Extension Notice had no other immediate effect on the listing of the Company’s common stock.

As part of the Company’s plans to regain compliance with the bid price requirement following the initial notification letter, a series of alternate amendments to effect (i) a reverse stock split and (ii) a reduction in the total number of authorized shares of the Company’s common stock was approved by the Company’s stockholders at the Company’s 2024 Annual Meeting of Stockholders held on June 4, 2024.

On December 19, 2024, the Company’s Board of Directors approved a 1-for-12 reverse stock split of its issued and outstanding common stock, or the Reverse Stock Split, and corresponding reduction in the total number of authorized shares of common stock. On December 30, 2024, the Company filed a Certificate of Amendment to its Certificate of Incorporation with the Secretary of State of the State of Delaware to effect the Reverse Stock Split, and the Company’s common stock began trading on the Nasdaq Capital Market on a post-split basis as of December 31, 2024 (see Note 23, Subsequent Events).

As a result of the Reverse Stock Split, every 12 shares of the Company’s pre-reverse split common stock were combined and reclassified as one share of common stock. The proportionate voting rights and other rights of common stockholders were not affected by the Reverse Stock Split, other than as the result of payment for fractional shares. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who would have held a fractional share of common stock received a cash payment in lieu thereof. The par value and other terms of the Company’s common stock were not affected by the Reverse Stock Split.

All share and per share information have been retroactively adjusted to give effect to the Reverse Stock Split for all periods presented, unless otherwise indicated. Proportionate adjustments were made to the per share exercise price and/or the number of shares issuable upon the exercise or vesting of all stock options and restricted stock units outstanding at December 31, 2024, which resulted in a proportional decrease in the number of shares of the Company’s common stock reserved for issuance upon exercise or vesting of such stock options and restricted stock units, and in the case of stock options, a proportional increase in the exercise price of all such stock options.

Nasdaq Listing Rule 5550(b)(1) requires companies listed on the Nasdaq Capital Market to maintain shareholders’ equity of at least $2,500, or the Stockholders’ Equity Requirement, or the alternative requirements of having a market value of listed securities of $35,000 or net income from continuing operations of $500 in the most recently completed fiscal year or two of the last three most recently completed fiscal years, or the Alternative Standards. As of December 31, 2024, the Company had negative stockholders’ equity of $4,593 and therefore the Company is not in compliance with the Stockholders’ Equity Requirement and, as of December 31,

2024, did not meet the Alternative Standards. If the Company continues to not be in compliance or if the Company fails to meet other Nasdaq continuing listing requirements, the Company’s common stock may be subject to delisting, and the Company may become subject to delisting proceedings.

As requested by Nasdaq, the Company subsequently submitted a plan to regain compliance to Nasdaq, or the Compliance Plan (see Note 23, Subsequent Events).